Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock-Based Compensation
Schedule of stock-based compensation expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$6,500,640	$33,684	$6,895,388	$66,999
General and administrative	1,956,302	14,868	2,229,028	29,794
Total costs charged to operations (1)	$8,456,942	$48,552	$9,124,416	$96,793
(1)

Three months ended June 30, 2024 includes $7,784,200 of incremental costs of the modification of Legacy Oklo’s awards for the vested options holders’ contingent right to receive a pro rata share of the Earnout Shares recorded at the Closing.

	Years Ended December 31,
	2023	2022
Research and development	$397,909	$123,376
General and administration	379,494	164,872
Total costs charged to operations	$777,403	$288,248